Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tax-Managed Value Portfolio
Entity Central Index Key	0001140883
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000014305
Shareholder Report [Line Items]
Fund Name	Tax-Managed Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Managed Value Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php an selecting Eaton Vance Tax-Managed Value Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

What were the Fund costs for the last six months?

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Value Portfolio	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68% [1]
AssetsNet	$ 935,222,794
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$935,222,794
# of Portfolio Holdings	71
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	3.4%
Communication Services	3.9%
Materials	5.2%
Utilities	5.7%
Energy	5.9%
Information Technology	6.7%
Consumer Staples	7.1%
Consumer Discretionary	7.3%
Health Care	15.8%
Industrials	16.2%
Financials	22.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.6%
Charles Schwab Corp.	3.2%
Home Depot, Inc.	3.1%
Chevron Corp.	2.7%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Stryker Corp.	2.3%
Ingersoll Rand, Inc.	2.3%
Micron Technology, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized